UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment | |; Amendment Number:
   This Amendment (Check only one.):  | | is a restatement.
                                      | | adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  BVF Inc.
       900 North Michigan Avenue, Suite 1100
       Chicago, Illinois 60611

Form 13F File Number:  28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark N. Lampert
Title:    President
Phone:    (312) 506-6500

Signature, Place, and Date of Signing:

   /s/ Mark N. Lampert          San Francisco, CA          February 17, 2009
-------------------------      -------------------        --------------------
     [Signature]                [City, State]                     [Date]

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           1
                                        -------------

Form 13F Information Table Entry Total:     36
                                        -------------

Form 13F Information Table Value Total:   321,185
                                        -------------
                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.     Form 13F File Number            Name
1       28-6770                         BVF Partners L.P.

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


    COLUMN 1      COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5             COLUMN 6     COLUMN 7               COLUMN 8
 NAME OF ISSUER   TITLE OF    CUSIP        VALUE          SHRS OR             INVESTMENT     OTHER             VOTING AUTHORITY
                   CLASS                 (x1,000)       SH/PRN/PUT/CALL       DISCRETION    MANAGERS      SOLE      SHARED     NONE
                                                       TOTAL SHARES HELD
ACADIA              COM     004225108      1,648         1,830,600             Shared-         1                  1,830,600
PHARMACEUTICALS                                                                defined
INC
ADOLOR              COM     00724X102     10,997         6,624,551             Shared-         1                  6,624,551
CORPORATION                                                                    defined
ANADYS              COM     03252Q408        486           309,900             Shared-         1                    309,900
PHARMACEUTICALS                                                                defined
AP PHARMA INC       COM     00202J203        538         1,281,521             Shared-         1                  1,281,521
                                                                               defined
ARIAD               COM     04033A100      5,725         6,734,748             Shared-         1                  6,734,748
PHARMACEUTICALS                                                                defined
INC
ARQULE INC          COM     04269E107     55,249        13,092,073             Shared-         1                 13,092,073
                                                                               defined
                                                                                                                 13,092,073
AUTOIMMUNE INC      COM     052776101      3,858         3,605,297             Shared-         1                  3,605,297
                                                                               defined
AVALON              COM     05346P106        475         1,631,028             Shared-         1                  1,631,028
PHARMACEUTICALS                                                                defined
INC
AVIGEN INC          COM     053690103      6,703         8,819,600             Shared-         1                  8,819,600
                                                                               defined
COMBINATORX INC     COM     20010A103      6,603        10,649,271             Shared-         1                 10,649,271
                                                                               defined
CURAGEN CORP        COM     23126R101        446           970,600             Shared-         1
                                                                               defined                              970,600
CURIS INC           COM     231269101      4,106         5,475,041             Shared-         1
                                                                               defined                            5,475,041
CYPRESS             COM     232674507        522            76,252             Shared-         1
BIOSCIENCES INC                                                                defined                               76,252
DEPOMED INC         COM     249908104        339           205,400             Shared-         1
                                                                               defined                              205,400
DYNAVAX             COM     268158102      7,265         8,648,657             Shared-         1                  8,648,657
TECHNOLOGIES                                                                   defined                            8,648,657
CORP
EXELIXIS INC        COM     30161Q104      7,841         1,561,998             Shared-         1
                                                                               defined                            1,561,998
FLAMEL           SPONSORED  338488109     15,002         3,827,031             Shared-         1                  3,827,031
TECHNOLOGIES SA     ADR                                                        defined
GENAERA CORP        COM     36867G209        474         1,395,439             Shared-         1                  1,395,439
                                                                               defined
GENELABS            COM     368706206        756           586,198             Shared-         1                    586,198
TECHNOLOGIES INC                                                               defined
IMMUNOGEN INC       COM     45253H101     17,853         4,161,572             Shared-         1                  4,161,572
                                                                               defined
INFINITY            COM     45665G303     17,239         2,157,613             Shared-         1                  2,157,613
PHARMACEUTICALS                                                                defined
INC
INHIBITEX INC       COM     45719T103      1,565         5,992,531             Shared-         1                  5,992,531
                                                                               defined
LIGAND              CL B    53220K207     46,499        16,970,265             Shared-         1                 16,970,265
PHARMACEUTICALS                                                                defined
INC
METABASIS           COM     59101M105        743         2,322,500             Shared-         1                  2,322,500
THERAPEUTICS                                                                   defined
INC.
NEKTAR              COM     640268108     50,111         9,012,700             Shared-         1                  9,012,700
THERAPEUTICS,                                                                  defined
INC.
NEUROBIOLOGICAL     COM     64124W304      1,640         5,288,754             Shared-         1                  5,288,754
TECH INC                                                                       defined
NEUROCRINE          COM     64125C109     19,952         6,235,047             Shared-         1                  6,235,047
BIOSCIENCES INC                                                                defined
NOVACEA INC         COM     66987B103      2,261         1,507,271             Shared-         1
                                                                               defined                            1,507,271
ORTHOLOGIC CORP     COM     68750J107      2,298         5,470,388             Shared-         1                  5,470,388
                                                                               defined
OSTEOLOGIX INC      COM     68858P104         68           757,574             Shared-         1                    757,574
                                                                               defined
PALATIN             COM     696077304         69           768,800             Shared-         1                    768,800
TECHNOLOGIES INC                                                               defined
REPLIGEN CORP       COM     759916109     10,325         2,731,350             Shared-         1                  2,731,350
                                                                               defined
SPECTRUM            COM     84763A108      2,310         1,550,000             Shared-         1                  1,550,000
PHARMACEUTICALS                                                                defined
INC
SUPERGEN INC        COM     868059106     11,787         6,171,399             Shared-         1                  6,171,399
                                                                               defined
TAPESTRY            COM     876031204          2         1,320,400             Shared-         1                  1,320,400
PHARMACEUTICALS                                                                defined
INC
TARGACEPT INC       COM     87611R306      7,430         2,087,001             Shared-         1                  2,087,001
                                                                               defined

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